Headline Earnings (loss) Headline Earnings (loss) (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of earnings per share [Abstract]
Headline Earnings (loss)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

The profit (loss) attributable to equity shareholders has been adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders	114	33	133
Net impairment and derecognition of assets	7	92	102
Net loss (profit) on disposal of assets	1	22	32
Taxation	(2)	(48)	(47)
Headline earnings (loss)	120	99	220

Headline earnings (loss) per ordinary share (cents)(1)	29	24	53
Diluted headline earnings (loss) per ordinary share (cents) (2)	29	24	53

(1) Calculated on the basic weighted average number of ordinary shares.
(2) Calculated on the diluted weighted average number of ordinary shares.

Number of shares
Ordinary shares	413,711,485	410,750,435	411,412,947
Fully vested options	3,007,509	4,720,517	5,709,208
Weighted average number of shares	416,718,994	415,470,952	417,122,155
Dilutive potential of share options	355,659	—	257,250
Dilutive number of ordinary shares	417,074,653	415,470,952	417,379,405